UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

     /s/ Christine Drisco            Leominster, MA             August 3, 2012
     --------------------            --------------             --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          165
                                         -----------

Form 13F Information Table Value Total:  $   114,133
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AMR CORP                        COM               001765106           1       2,100 SH       Sole                  2,100
GILEAD SCIENCES INC             COM               375558103           7         161 SH       Sole                    161
3M CO                           COM               88579Y101          33         400 SH       Sole                    400
GREAT PANTHER SILVER LTD        COM               39115V101          14       7,000 SH       Sole                  7,000
METLIFE INC COM                 COM               59156R108           1          33 SH       Sole                     33
CENTURYLINK INC                 COM               156700106           1          35 SH       Sole                     35
FORD MTR CO DEL                 COM PAR $0.01     345370860           2         162 SH       Sole                    162
WELLS FARGO & CO NEW            COM               949746101          11         400 SH       Sole                    400
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500           1         200 SH       Sole                    200
SIMON PPTY GROUP INC NEW        COM               828806109          27         207 SH       Sole                    207
EDAP TMS S A                    SPONSORED ADR     268311107          17      10,000 SH       Sole                 10,000
HOME DEPOT INC                  COM               437076102           1          26 SH       Sole                     26
NORTHERN DYNASTY MINERALS LT    COM NEW           66510M204           6       1,000 SH       Sole                  1,000
ETFS SILVER TR                  SILVER SHS        26922X107         198       7,180 SH       Sole                  7,180
SILVER WHEATON CORP             COM               828336107         345      11,900 SH       Sole                 11,900
ISHARES SILVER TRUST            ISHARES           46428Q109          54       2,000 SH       Sole                  2,000
SEADRILL LIMITED SHS            SHS               G7945E105         411      12,400 SH       Sole                 12,400
MIDDLESEX WATER CO              COM               596680108       1,855      99,424 SH       Sole                 99,424
ACCO BRANDS CORP                COM               00081T108           2         172 SH       Sole                    172
CANTEL MEDICAL CORP             COM               138098108           4         150 SH       Sole                    150
PFIZER INC                      COM               717081103          13         580 SH       Sole                    580
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT    73936T573       9,257     338,331 SH       Sole                338,331
VERIZON COMMUNICATIONS INC      COM               92343V104       2,882      71,841 SH       Sole                 71,841
WHOLE FOODS MKT INC             COM               966837106         404       5,800 SH       Sole                  5,800
SELECT SECTOR SPDR TR           SBI CONS DISCR    81369Y407       6,460     165,558 SH       Sole                165,558
ISHARES TR                      DJ OIL EQUIP      464288844       3,549      68,343 SH       Sole                 68,343
ROYAL DUTCH SHELL PLC           SPON ADR B        780259107          15         200 SH       Sole                    200
ISHARES TR                      RUSL 2000 VALU    464287630         436       6,642 SH       Sole                  6,642
SUNOPTA INC                     COM               8676EP108          37       7,751 SH       Sole                  7,751
ATLANTIC PWR CORP               COM NEW           04878Q863       1,591     111,258 SH       Sole                111,258
SPIRE CORP                      COM               848565107           2       3,400 SH       Sole                  3,400
ISHARES INC                     MSCI BRAZIL       464286400           8         135 SH       Sole                    135
EXPRESS SCRIPTS INC             COM               302182100           4         100 SH       Sole                    100
STARRETT L S CO                 CL A              855668109           8         602 SH       Sole                    602
TEXTRON INC                     COM               883203101           1          64 SH       Sole                     64
INTEL CORP                      COM               458140100         411      16,951 SH       Sole                 16,951
DISNEY WALT CO                  COM DISNEY        254687106           0           6 SH       Sole                      6
PENNEY J C INC                  COM               708160106          11         300 SH       Sole                    300
CATERPILLAR INC DEL             COM               149123101          27         300 SH       Sole                    300
ISHARES GOLD TRUST              ISHARES           464285105       1,707     112,100 SH       Sole                112,100
TATA MTRS LTD                   SPONSORED ADR     876568502          10         600 SH       Sole                    600
WILLIAMS CLAYTON ENERGY INC     COM               969490101          20         265 SH       Sole                    265
VODAFONE GROUP PLC NEW          SPONS ADR NEW     92857W209          54       1,927 SH       Sole                  1,927
GREEN MTN COFFEE ROASTERS IN    COM               393122106          40         900 SH       Sole                    900
ENTERPRISE PRODS PARTNERS L     COM               293792107           1          25 SH       Sole                     25
ISHARES TR                      BARCLYS TIPS BD   464287176       9,335      79,999 SH       Sole                 79,999
BANCOLOMBIA S A SPON ADR PREF   SPON ADR PREF     05968L102          12         200 SH       Sole                    200
NETAPP INC                      COM               64110D104           4         100 SH       Sole                    100
VIACOM INC NEW                  CL B              92553P201           2          45 SH       Sole                     45
KIMBERLY CLARK CORP             COM               494368103         265       3,600 SH       Sole                  3,600
LINKEDIN CORP                   COM CL A          53578A108          50         800 SH       Sole                    800
WESTPORT INNOVATIONS INC        COM NEW           960908309         386      11,600 SH       Sole                 11,600
DEVON ENERGY CORP NEW           COM               25179M103           3          44 SH       Sole                     44
ISHARES TR                      RUSSELL 2000      464287655      12,368     167,700 SH       Sole                167,700
OXYGEN BIOTHERAPEUTICS INC      COM NEW           69207P209           0           2 SH       Sole                      2
LOCKHEED MARTIN CORP            COM               539830109          32         400 SH       Sole                    400
BANK OF AMERICA CORPORATION     COM               060505104          21       3,852 SH       Sole                  3,852
EDWARDS LIFESCIENCES CORP       COM               28176E108          28         400 SH       Sole                    400
AT&T INC COM                    COM               00206R102         159       5,258 SH       Sole                  5,258
BROOKS AUTOMATION INC           COM               114340102           2         222 SH       Sole                    222
MARKET VECTORS ETF              TR GOLD MINER ETF 57060U100       2,422      47,088 SH       Sole                 47,088
SPDR GOLD TRUST GOLD            SHS               78463V107       5,540      36,450 SH       Sole                 36,450
VANGUARD INDEX FDS              SMALL CP ETF      922908751         296       4,251 SH       Sole                  4,251
UNITEDHEALTH GROUP INC          COM               91324P102         102       2,011 SH       Sole                  2,011
ABBOTT LABS                     COM               002824100          40         704 SH       Sole                    704
TRANSOCEAN LTD                  REG SHS           H8817H100       1,520      39,600 SH       Sole                 39,600
CONOCOPHILLIPS                  COM               20825C104           7         100 SH       Sole                    100
TORONTO DOMINION BK ONT         COM NEW           891160509           1          12 SH       Sole                     12
SPDR SERIES TRUST               DB INT GVT ETF    78464A490       3,271      57,643 SH       Sole                 57,643
NSTAR                           COM               67019E107           9         200 SH       Sole                    200
SPDR SERIES TRUST               BRCLYS INTL ETF   78464A516          10         172 SH       Sole                    172
ISHARES TR                      MSCI EMERG MKT    464287234           2          47 SH       Sole                     47
CBS CORP NEW                    CL B              124857202           1          45 SH       Sole                     45
JOHNSON & JOHNSON               COM               478160104          39         600 SH       Sole                    600
TORO CO                         COM               891092108           5          90 SH       Sole                     90
CURRENCYSHARES SWEDISH KRONA    SWEDISH KRONA     23129R108          36         250 SH       Sole                    250
POWERSHARES ETF TRUST           DYN BIOT & GEN    73935X856           2         100 SH       Sole                    100
SPDR SERIES TRUST               S&P BIOTECH       78464A870          13         200 SH       Sole                    200
BERKSHIRE HATHAWAY INC DEL      CL B NEW          084670702          56         733 SH       Sole                    733
MICROSOFT CORP                  COM               594918104          16         600 SH       Sole                    600
VEOLIA ENVIRONNEMENT            SPONSORED ADR     92334N103           6         500 SH       Sole                    500
ABERDEEN ASIA PACIFIC INCOM     COM               003009107          11       1,500 SH       Sole                  1,500
MERCK & CO INC NEW              COM               58933Y105           8         200 SH       Sole                    200
ENERPLUS CORP COM               COM               292766102          13         500 SH       Sole                    500
POOL CORPORATION                COM               73278L105           3         105 SH       Sole                    105
ANADARKO PETE CORP              COM               032511107          47         616 SH       Sole                    616
TANZANIAN ROYALTY EXPL CORP COM COM               87600U104           1         500 SH       Sole                    500
APPLE INC                       COM               037833100          44         108 SH       Sole                    108
MARKET VECTORS ETF TR           JR GOLD MINERS E  57060U589           2         100 SH       Sole                    100
BHP BILLITON LTD                SPONSORED ADR     088606108         749      10,600 SH       Sole                 10,600
EATON VANCE TAX MNGD GBL DV     COM               27829F108          41       5,000 SH       Sole                  5,000
HIBBETT SPORTS INC              COM               428567101          23         500 SH       Sole                    500
GENERAL ELECTRIC CO             COM               369604103         283      15,814 SH       Sole                 15,814
SCHLUMBERGER LTD                COM               806857108         993      14,539 SH       Sole                 14,539
TEMPLETON GLOBAL INCOME FD      COM               880198106          27       2,840 SH       Sole                  2,840
FRONTIER COMMUNICATIONS CORP    COM               35906A108           1         169 SH       Sole                    169
POWERSHARES QQQ TRUST           UNIT SER 1        73935A104       8,053     144,240 SH       Sole                144,240
BEAM INC COM                    COM               073730103          38         736 SH       Sole                    736
SMARTHEAT INC                   COM               83172F104           1       2,165 SH       Sole                  2,165
BIOGEN IDEC INC                 COM               09062X103          11         100 SH       Sole                    100
COCA COLA CO                    COM               191216100           1          12 SH       Sole                     12
PROCTER & GAMBLE CO             COM               742718109         109       1,632 SH       Sole                  1,632
MARRIOTT VACATIONS WRLDWDE C    COM               57164Y107           1          36 SH       Sole                     36
JDS UNIPHASE CORP COM PAR
  $0.001                        COM PAR $0.001    46612J507           4         375 SH       Sole                    375
LEGACY RESERVES LP              UNIT LP INT       524707304          30       1,080 SH       Sole                  1,080
PERMA-FIX ENVIRONMENTAL SVCS    COM               714157104           3       2,000 SH       Sole                  2,000
HECLA MNG CO COM                COM               422704106          52      10,000 SH       Sole                 10,000
HONEYWELL INTL INC              COM               438516106          18         333 SH       Sole                    333
BARRICK GOLD CORP               COM               067901108          32         700 SH       Sole                    700
FORTUNE BRANDS HOME & SEC IN    COM               34964C106          13         736 SH       Sole                    736
KINDER MORGAN MANAGEMENT LLC    SHS               49455U100           0           5 SH       Sole                      5
STANLEY BLACK & DECKER INC COM  COM               854502101          85       1,250 SH       Sole                  1,250
MARRIOTT INTL INC               NEW CL A          571903202          11         367 SH       Sole                    367
AMGEN INC                       COM               031162100          12         188 SH       Sole                    188
SPDR SERIES TRUST               OILGAS EQUIP      78464A748       2,541      73,300 SH       Sole                 73,300
COVIDIEN PLC                    SHS               G2554F113          14         300 SH       Sole                    300
EATON VANCE TXMGD GL BUYWR O    COM               27829C105       1,310     127,384 SH       Sole                127,384
INTERNATIONAL BUSINESS MACHS    COM               459200101          93         506 SH       Sole                    506
INTUITIVE SURGICAL INC          COM NEW           46120E602          12          25 SH       Sole                     25
STAR GAS PARTNERS L P           UNIT LTD PARTNR   85512C105           5       1,000 SH       Sole                  1,000
PRUDENTIAL FINL INC COM         COM               744320102           1          21 SH       Sole                     21
CHESAPEAKE ENERGY CORP COM      COM               165167107           0           9 SH       Sole                      9
DOMINION RES INC VA NEW         COM               25746U109           5         100 SH       Sole                    100
GOLDCORP INC NEW                COM               380956409         358       8,100 SH       Sole                  8,100
VANGUARD WORLD FD               EXTENDED DUR      921910709          13         110 SH       Sole                    110
MAGELLAN PETE CORP              COM               559091301           7       7,000 SH       Sole                  7,000
AUTOMATIC DATA PROCESSING IN    COM               053015103          38         700 SH       Sole                    700
CHEVRON CORP NEW                COM               166764100         194       1,822 SH       Sole                  1,822
ISHARES TR                      FTSE CHINA25 IDX  464287184          14         400 SH       Sole                    400
CENTRAL GOLDTRUST               TR UNIT           153546106       4,741      80,123 SH       Sole                 80,123
SPDR S&P 500 ETF TR             TR UNIT           78462F103          37         296 SH       Sole                    296
ETFS GOLD TR                    SHS               26922Y105         124         800 SH       Sole                    800
COMTECH TELECOMMUNICATIONS C    COM NEW           205826209           3          90 SH       Sole                     90
HARRIS CORP DEL                 COM               413875105          11         300 SH       Sole                    300
ISHARES TR                      S&P 500 INDEX     464287200         290       2,305 SH       Sole                  2,305
PEPSICO INC                     COM               713448108          89       1,346 SH       Sole                  1,346
BAXTER INTL INC COM             COM               071813109          26         533 SH       Sole                    533
VALE S A                        ADR               91912E105           2         100 SH       Sole                    100
MORGAN STANLEY                  COM NEW           617446448           3         200 SH       Sole                    200
EXXON MOBIL CORP                COM               30231G102         831       9,800 SH       Sole                  9,800
ALCATEL-LUCENT                  SPONSORED ADR     013904305           0         105 SH       Sole                    105
OTTER TAIL CORP                 COM               689648103          22       1,000 SH       Sole                  1,000
ORACLE CORP                     COM               68389X105          21         800 SH       Sole                    800
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER    494550106          85       1,000 SH       Sole                  1,000
XILINX INC COM                  COM               983919101          16         500 SH       Sole                    500
AMAZON COM INC                  COM               023135106         121         700 SH       Sole                    700
SELECT SECTOR SPDR TR           SBI MATERIALS     81369Y100          10         300 SH       Sole                    300
SPDR DOW JONES INDL AVRG ETF    UT SER 1          78467X109       8,493      69,700 SH       Sole                 69,700
ISHARES TR                      S&P GRWTH ALL     464289867           2          62 SH       Sole                     62
DOW CHEM CO                     COM               260543103          12         400 SH       Sole                    400
TENET HEALTHCARE CORP           COM               88033G100           0           1 SH       Sole                      1
WALGREEN CO                     COM               931422109           3         102 SH       Sole                    102
TIFFANY & CO NEW                COM               886547108          20         300 SH       Sole                    300
ENDEAVOUR SILVER CORP           COM               29258Y103          10       1,000 SH       Sole                  1,000
TARGET CORP                     COM               87612E106          32         619 SH       Sole                    619
CENTRAL FD CDA LTD              CL A              153501101       7,182     366,243 SH       Sole                366,243
PENN WEST PETE LTD              NEW COM           707887105          10         500 SH       Sole                    500
CURRENCYSHARES CDN DLR TR       CDN DOLLAR SHS    23129X105       1,958      20,054 SH       Sole                 20,054
DEERE & CO                      COM               244199105         696       9,000 SH       Sole                  9,000
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704       6,473     191,800 SH       Sole                191,800
BLUE COAT SYSTEMS INC COM       NEW               09534T508           3         100 SH       Sole                    100
ELDORADO GOLD CORP NEW          COM               284902103          37       2,700 SH       Sole                  2,700
UNION PAC CORP                  COM               907818108         913       8,614 SH       Sole                  8,614
VANGUARD SPECIALIZED PORTFOL    DIV APP ETF       921908844         526       9,627 SH       Sole                  9,627
MINES MGMT INC                  COM               603432105          10       5,200 SH       Sole                  5,200